Summary of Significant Accounting Policies (Details) (Basin Transload LLC)	Dec. 31, 2013	Feb. 28, 2013	Feb. 01, 2013
Basin Transload LLC
Summary of Significant Accounting Policies
Percentage of outstanding membership interests acquired	60.00%	60.00%	60.00%